NOTE 9 - RELATED PARTY TRANSACTIONS - Shareholder Loans (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Loan Payable	$ 426,499		$ 797,921	$ 518,955
Payments for Loans	8,097	$ 7,492	10,294
Shareholder Loans [Member]
Related Party Transaction [Line Items]
Loan Payable	303,068		297,006
Shareholder Loan Two [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount	51,772		51,772
Shareholder Loan One [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount	245,234		245,234
Shareholder Loans [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount			297,006	$ 0
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax	6,062
Payments for Loans	$ 303,068	$ 18,040